UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	05-May-2010

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	131.409

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     1213    46962 SH       SOLE                    17247             29715
Abbott Laboratories            COM              002824100     1779    33763 SH       SOLE                    28628              5135
Activision Blizzard Inc        COM              00507V109      431    35742 SH       SOLE                    33814              1928
Affiliated Managers Group      COM              008252108      978    12378 SH       SOLE                    11592               786
Alliant Energy Corp            COM              018802108      892    26811 SH       SOLE                    25265              1546
Allstate                       COM              020002101     1361    42128 SH       SOLE                    14558             27570
American Electric Power        COM              025537101     1315    38485 SH       SOLE                    14640             23845
Apache Corp                    COM              037411105     1286    12668 SH       SOLE                     4569              8099
Apple Computer                 COM              037833100     2639    11229 SH       SOLE                     9494              1735
Arch Coal Inc                  COM              039380100      614    26883 SH       SOLE                    25318              1565
Automatic Data Processing      COM              053015103     1332    29945 SH       SOLE                    10530             19415
BHP Billiton LTD               COM              088606108     1881    23423 SH       SOLE                    19718              3705
Brocade Communications         COM              111621108       69    12000 SH       SOLE                    12000
Cardinal Health                COM              14149Y108     1339    37166 SH       SOLE                    11696             25470
Celgene Corp                   COM              151020104     2314    37346 SH       SOLE                    31468              5878
CenturyLink                    COM              156700106     1310    36953 SH       SOLE                    12488             24465
Cisco Systems                  COM              17275R102     2377    91329 SH       SOLE                    76783             14546
Citrix Systems                 COM              177376100      978    20605 SH       SOLE                    19185              1420
Coca-Cola Co                   COM              191216100     2964    53892 SH       SOLE                    45368              8524
Cognizant Corp                 COM              192446102      929    18223 SH       SOLE                    17060              1163
Community Health Systems       COM              203668108      994    26912 SH       SOLE                    25073              1839
ConocoPhillips                 COM              20825C104     1270    24815 SH       SOLE                     8471             16344
Covance Inc                    COM              222816100      903    14713 SH       SOLE                    14005               708
Cummins Inc.                   COM              231021106     2524    40741 SH       SOLE                    34121              6620
DeVry                          COM              251893103      963    14764 SH       SOLE                    13705              1059
Diamond Offshore               COM              25271c102      759     8550 SH       SOLE                     7928               622
DirecTV                        COM              25490A101     1148    33968 SH       SOLE                    28651              5317
EMC Corp                       COM              268648102     2429   134623 SH       SOLE                   112508             22115
Ecolab                         COM              278865100     2164    49241 SH       SOLE                    41739              7502
Express Scripts Inc            COM              302182100     1046    10283 SH       SOLE                     9522               761
Exxon Mobil                    COM              30231G102     1177    17576 SH       SOLE                     5331             12245
FTI Consulting                 COM              302941109      695    17683 SH       SOLE                    16775               908
Fastenal Co                    COM              311900104     2436    50751 SH       SOLE                    42593              8158
Fiserv Inc                     COM              337738108      845    16647 SH       SOLE                    15747               900
Fluor Corporation              COM              343412102      679    14607 SH       SOLE                    13918               689
Freeport-McMoRan Copper & Gold COM              35671D857     1349    16145 SH       SOLE                     5565             10580
General Electric               COM              369604103     1380    75799 SH       SOLE                    22960             52839
Google                         COM              38259P508     2635     4647 SH       SOLE                     3890               757
HCP Inc                        COM              40414L109     1378    41750 SH       SOLE                    14520             27230
Hain Celestial Group           COM              405217100      756    43525 SH       SOLE                    41823              1702
Hansen Natural                 COM              411310105     1003    23111 SH       SOLE                    21947              1164
Informatica Corp               COM              45666Q102      954    35463 SH       SOLE                    32750              2713
Intel Corp                     COM              458140100     1470    65960 SH       SOLE                    24515             41445
Intercontinental Exchange      COM              45865v100      868     7740 SH       SOLE                     7310               430
Iron Mountain                  COM              462846106     1699    61994 SH       SOLE                    52125              9869
Johnson & Johnson              COM              478160104     1278    19605 SH       SOLE                     6639             12966
Kohls Corp                     COM              500255104     1743    31812 SH       SOLE                    27117              4695
Las Vegas Sands                COM              517834107     1057    49974 SH       SOLE                    46220              3754
Lockheed Martin Corp           COM              539830109     1307    15707 SH       SOLE                     4782             10925
MEMC Electronic Materials Inc  COM              552715104      657    42841 SH       SOLE                    40780              2061
Marathon Oil Corp              COM              565849106     1199    37897 SH       SOLE                    11656             26241
Marvell Tech Group             COM              G5876H105      828    40565 SH       SOLE                    37890              2675
Masimo Corp                    COM              574795100      763    28734 SH       SOLE                    27005              1729
McDonalds                      COM              580135101     1389    20822 SH       SOLE                     7540             13282
Medco Health Solutions         COM              58405U102     2427    37588 SH       SOLE                    31646              5942
Microchip Technology           COM              595017104     2124    75436 SH       SOLE                    63470             11966
Micron Technology Inc          COM              595112103      888    85609 SH       SOLE                    81380              4229
Microsoft                      COM              594918104     2526    86247 SH       SOLE                    72823             13424
Molson Coors Brewing           COM              60871R209     1177    27981 SH       SOLE                     9450             18531
Monster Worldwide Inc          COM              611742107      872    52526 SH       SOLE                    49088              3438
NII Holdings Inc               COM              62913f201     1867    44790 SH       SOLE                    38158              6632
NYSE Euronext                  COM              629491101     1345    45440 SH       SOLE                    14935             30505
Newfield Exploration           COM              651290108      899    17266 SH       SOLE                    16105              1161
Nucor Corp                     COM              670346105      713    15705 SH       SOLE                    13053              2652
O'Reilly Automotive            COM              686091109      788    18893 SH       SOLE                    17747              1146
Oceaneering International      COM              675232102      596     9390 SH       SOLE                     8707               683
Pfizer Inc                     COM              717081103     1166    67997 SH       SOLE                    23581             44416
Philip Morris Intl             COM              718172109     1304    25009 SH       SOLE                     8028             16981
Precision Castparts            COM              740189105     1052     8304 SH       SOLE                     7796               508
Procter & Gamble               COM              742718109     1166    18428 SH       SOLE                    15427              3001
Qualcomm                       COM              747525103     3130    74594 SH       SOLE                    62990             11604
Regal Beloit Corporation       COM              758750103      649    10918 SH       SOLE                    10216               702
Research In Motion             COM              760975102     1453    19643 SH       SOLE                    16481              3162
Schlumberger                   COM              806857108     1669    26295 SH       SOLE                    22215              4080
Silicon Laboratories           COM              826919102      844    17695 SH       SOLE                    16565              1130
State Street Corp              COM              857477103     1240    27465 SH       SOLE                     8650             18815
Synaptics, Inc.                COM              87157D109      857    31022 SH       SOLE                    29555              1467
Teva Pharmaceuticals           COM              881624209     2461    39021 SH       SOLE                    32546              6475
Transocean Inc                 COM              H8817H100     2071    23975 SH       SOLE                    20160              3815
Travelers Companies            COM              89417E109     1407    26080 SH       SOLE                     9050             17030
True Religion Apparel          COM              89784n104      992    32688 SH       SOLE                    30508              2180
Urban Outfitters Inc           COM              917047102      965    25351 SH       SOLE                    23676              1675
Wal-Mart Stores                COM              931142103     1083    19473 SH       SOLE                     3857             15616
Walgreen Co                    COM              931422109     2280    61469 SH       SOLE                    51295             10174
Wells Fargo                    COM              949746101     1509    48500 SH       SOLE                    17155             31345
Western Union Co               COM              959802109     1293    76213 SH       SOLE                    68030              8183
Yum Brands Inc                 COM              988498101     1905    49693 SH       SOLE                    41785              7908
iShares MSCI Emerging Markets  COM              464287234     2794    66334 SH       SOLE                    57912              8422
iShares Russell 1000 Growth    COM              464287614     2551    49112 SH       SOLE                    43402              5710
iShares Russell 1000 Value     COM              464287598     1209    19789 SH       SOLE                    18589              1200
iShares Russell 2000 Growth    COM              464287648     2725    37202 SH       SOLE                    33112              4090
iShares Russell MidCap Growth  COM              464287481     2439    50264 SH       SOLE                    44656              5608
iShares Russell MidCap Value   COM              464287473     1227    30418 SH       SOLE                    26678              3740